Consolidated Statements Of Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Decline in fair value	¥ 7,457	¥ 11,704	¥ 17,495
Other comprehensive income-net	872	2,078	2,993
Total credit losses	¥ 8,329	¥ 13,782	¥ 20,488